Earnings per Share	12 Months Ended
Apr. 30, 2013
Earnings Per Share [Abstract]
Earnings per Share
Note 6	EARNINGS PER SHARE

The following table sets forth the computation of net income per common share and net income per common share – assuming dilution under the two-class method.

	Year Ended April 30,
	2013	2012	2011
Net income	$544.2	$459.7	$479.5
Net income allocated to participating securities	4.7	4.2	4.7

Net income allocated to common stockholders	$539.5	$455.5	$474.8

Weighted-average common shares outstanding	107,881,519	112,212,677	117,009,362
Dilutive effect of stock options	23,256	49,616	110,335

Weighted-average common shares outstanding – assuming dilution	107,904,775	112,262,293	117,119,697

Net income per common share	$5.00	$4.06	$4.06

Net income per common share – assuming dilution	$5.00	$4.06	$4.05

The following table reconciles the weighted-average common shares used in the basic and diluted earnings per share disclosures to the total weighted-average shares outstanding.

	Year Ended April 30,
	2013	2012	2011
Weighted-average common shares outstanding	107,881,519	112,212,677	117,009,362
Weighted-average participating shares outstanding	946,378	1,051,274	1,156,389

Weighted-average shares outstanding	108,827,897	113,263,951	118,165,751
Dilutive effect of stock options	23,256	49,616	110,335

Weighted-average shares outstanding – assuming dilution	108,851,153	113,313,567	118,276,086